Off-balance sheet arrangements	12 Months Ended
Dec. 31, 2019
Off-balance sheet arrangements
Off-balance sheet arrangements

26. Off-balance sheet arrangements

CONTRACTUAL OBLIGATIONS AND COMMITMENTS

We entered into lease agreements for offices, laboratories and cars. As a consequence of the adoption of IFRS 16 Leases, on 1 January 2019, lease obligations in the scope of the new standard are presented as lease liabilities in the statements of financial position and no longer disclosed separately as off-balance sheet commitments. We refer to note 22 for a breakdown of our lease liabilities.

On December 31, 2019, we had outstanding obligations for future purchase commitments, which become due as follows:

	Total	Less than 1 year	1 - 3 years	3 - 5 years	More than 5 years
			(Euro, in thousands)

Purchase commitments	€251,670	€175,006	€70,675	€5,989	€—

On December 31, 2019 we were committed to two leases which have not yet started. The total future cash outflows for leases that had not yet commenced were as follows:

	Total	Less than 1 year	1 - 3 years	3 - 5 years	More than 5 years
			(Euro, in thousands)

Lease commitments not yet commenced	€8,986	€5,793	€1,502	€1,502	€188

In addition we have engaged a property developer for the construction of the new building in Leiden.

On December 31, 2018, we had outstanding obligations for future minimum rent payments and purchase commitments, which become due as follows:

	Total	Less than 1 year	1 - 3 years	3 - 5 years	More than 5 years
			(Euro, in thousands)
Operating lease obligations	€27,704	€4,722	€10,024	€6,234	€6,724
Purchase commitments (*)	222,033	121,139	81,879	19,014	—
Total contractual obligations & commitments	€249,737	€125,862	€91,903	€25,248	€6,724

(*) Subsequent to the issuance of our consolidated financial statements for the year ended December 31, 2018, we noted that the total of our purchase commitments as disclosed in note 26 to our consolidated financial statements for the year ended December 31, 2018 was understated by €22.5 million. In addition, the split based on the expected due date was not presented correctly. Management assessed the materiality of the errors from a quantitative and qualitative perspective and concluded that the correction was not material to our previously issued consolidated financial statements. We elected to adjust the historical consolidated financial information presented in this disclosure note to reflect the correction of this error. Since the revisions were not material, no amendments to previously filed reports were required. The total purchase commitments due within 1 year were understated by €14.6 million, those due within 1-3 year were understated by €29.2 million and the ones becoming due within 3-5 years were overstated by €21.3 million. Each affected item within this line relating to this correction has been adjusted.

On December 31, 2017, we had outstanding obligations for future minimum rent payments and purchase commitments, which become due as follows:

	Total	Less than 1 year	1 - 3 years	3 - 5 years	More than 5 years
			(Euro, in thousands)
Operating lease obligations	€26,346	€4,150	€7,820	€6,010	€8,366
Purchase commitments	65,246	53,010	11,233	1,002	—
Total contractual obligations & commitments	€91,592	€57,160	€19,053	€7,012	€8,366

In addition to the tables above, we have a contractual cost sharing obligation related to our collaboration agreement with Gilead for filgotinib. The contractual cost sharing commitment amounted to €614.1 million at December 31, 2019  (€74.0 million at December 31, 2018, €129.0 million at December 31, 2017), for which we have direct purchase commitments of €27.5 million at December 31, 2019 (€20.3 million at December 31, 2018, €10.1 million at December 31, 2017) reflected in the tables above.